Derivative Financial Instruments and Risk Management Policies - Evolution of Derivative Instruments (Details) - Derivative instruments - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Assets/ Liabilities, Net [Roll Forward]
Opening balance of assets/(liabilities)	€ 399	€ 1,012
Financing payments	20	(33)
Financing proceeds	(385)	(20)
Interest (proceeds)/payments	(50)	97
Other (proceeds)/payments	123	87
Fair value adjustments through other comprehensive income	1,108	(584)
Movements with a corresponding entry under the income statement	(253)	(57)
Translation differences	40	(115)
Other movements	0	12
Closing balance of assets/(liabilities)	€ 1,002	€ 399